Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
12
- INCOME TAXES

On
December 22, 2017,
H.R.1,
commonly known as the Tax Cuts and Jobs Act (the Act) was signed into law.  Among other things, the Act reduces the Corporation’s federal tax rate from
34%
to
21%
effective
January 1, 2018.
As a result, the Corporation was required to re-measure, through the provision for income taxes, its deferred tax assets and liabilities using the enacted rate at which they are expected be recovered or settled.  The re-measurement of the net deferred tax asset resulted in an additional provision for income taxes of
$1,136,000
for the year ended
December 31, 2017.

The provision for income taxes for the years ended
December 31, 2018,
2017
and
2016
consist of the following:

	(in thousands)
	2018	2017	2016
Current	$(211)	$219	$951
Deferred	1,740	1,524	793
Enactment of federal tax reform	-	1,136	-
Total provision for income taxes	$1,529	$2,879	$1,744

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of
21%
in
2018,
and
34%
in
2017
and
2016,
to income before income taxes as a result of the following:

	(in thousands)
	2018	2017	2016
Expected tax using statutory tax rate	$2,047	$2,287	$2,470

Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(358)	(572)	(558)
Tax-exempt income on life insurance contracts	(83)	(135)	(134)
Deductible dividends paid to United Bancshares, Inc. ESOP	(37)	(57)	(49)
Uncertain tax position reserves	-	-	(22)
Non-deductible merger and acquisition costs	-	117	-
Accounting method change relating to enactment of federal tax reform	-	1,136	-
Other, net	(40)	103	37
Total provision for income taxes	$1,529	$2,879	$1,744

The deferred income tax provision of
$1.7
million in
2018,
$2.7
million in
2017,
and
$793,000
in
2016
resulted from the tax effects of temporary differences.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at
December 31, 2018
and
2017
are presented below:

	(in thousands)
	2018	2017
Deferred tax assets:
Allowance for loan losses	$760	$611
Deferred compensation	301	305
Alternative minimum tax credits	46	847
Nonaccrual loan interest	256	301
Deferred loan fees	139	112
Accrued vacation expense	91	86
Accrued profit sharing	108	115
Loans fair value adjustments	531	781
Unrealized loss on securities available-for sale	469	64
Other	132	81
Net operating loss carryforward	1,718	2,461
Total deferred tax assets	4,551	5,764
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	526	526
Capitalized mortgage servicing rights	276	267
Fixed asset depreciation	337	264
Acquisition intangibles	1,881	1,803
Trust preferred fair value adjustment	109	116
Other	77	107
Total deferred tax liabilities	3,206	3,083
Net deferred tax assets	$1,345	$2,681

Net deferred tax assets at
December 31, 2018
and
2017
are included in other assets in the consolidated balance sheets. At
December 31, 2018,
the Corporation has
$46,000
of federal alternative minimum tax credit carryforwards that do not
expire.  The Corporation expects to fully recover these amounts through reduction of future regular tax liability or refund.

The Corporation acquired
$15.0
million in federal loss carryforwards with the
2014
acquisition of OSB, which losses expire in years ranging from
2029
 to
2033.
  Since the use of these losses is limited to
$126,000
per year under Section
382
of the Internal Revenue Code, the Corporation recorded in deferred tax assets the tax benefit of only
$2.5
million of the losses that were deemed more likely than
not
to be utilized before expiration.  At
December 31, 2018,
the benefit of
$1.8
million of these losses is reflected in deferred tax assets.

The Corporation acquired
$8.9
million in federal loss carryforwards with the
2017
acquisition of Benchmark, which losses expire in years ranging from
2029
to
2036.
  Under Section
382
of the Internal Revenue Code, the annual limitation on the use of these losses is
$652,000
subject to other adjustments, including the impact of the tax liability adjustment described in Note
3.
  At
December 31, 2018,
$6.4
million of the loss carryforwards remain; the benefit of which is reflected in deferred tax assets.

Management believes it is more likely than
not
that the benefit of recorded deferred tax assets will be realized. Consequently, no
valuation allowance for deferred tax assets is deemed necessary as of
December 31, 2018
and
2017.

Unrecognized Tax Benefits

The Corporation had
no
unrecognized tax benefits at
December 31, 2018
and
2017.
  The Corporation does
not
expect the total amount of unrecognized tax benefits to significantly change in the next twelve
months.

There was
no
accrued interest related to the Corporation’s uncertain tax positions at
December 31, 2018
and
December 31, 2017.

The Corporation and its subsidiaries are subject to U.S. federal income tax. The Corporation and its subsidiaries are no
longer subject to examination by taxing authorities for years before
2015.
  There are
no
current federal examinations of the Corporation’s open tax years.